RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Officer salaries and short-term benefits	$6,405	$1,463
Share based payment expense	3,173	1,799
Directors fees	553	522
Severance payments	1,461	1,624
	$11,592	$5,408